Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Assets
Cash and amounts due from depository institutions	$ 14,403	$ 13,102
Interest-bearing deposits in other banks	120,631	113,932
Cash and cash equivalents	135,034	127,034
Debt securities available for sale (amortized cost; 2014 $411,228; 2013 $305,283)	407,898	300,122
Debt securities held to maturity (fair value; 2014 $213,472; 2013 $202,328)	216,414	210,015
Loans receivable, including net yield adjustments 2014 $(1,397); 2013 $(847)	1,741,471	1,360,871
Less allowance for loan losses	(12,387)	(10,896)
Net loans receivable	1,729,084	1,349,975
Mortgage-backed securities available for sale (amortized cost; 2014 $432,802; 2013 $782,866)	437,223	780,652
Mortgage-backed securities held to maturity (fair value; 2014 $293,781; 2013 $96,447)	295,658	101,114
Premises and equipment	40,105	36,994
Federal Home Loan Bank of New York stock	25,990	15,666
Interest receivable	9,013	8,028
Goodwill	108,591	108,591
Bank owned life insurance	88,820	86,084
Deferred income tax assets, net	10,314	9,782
Other assets	5,865	11,303
Total Assets	3,510,009	3,145,360
Liabilities
Deposits: Non-interest-bearing	224,054	190,964
Deposits: Interest-bearing	2,255,887	2,179,544
Total deposits	2,479,941	2,370,508
Borrowings	512,257	287,695
Advance payments by borrowers for taxes	9,001	7,840
Other liabilities	14,134	11,610
Total Liabilities	3,015,333	2,677,653
Stockholders' Equity
Preferred stock, $0.10 par value; 25,000,000 shares authorized; none issued and outstanding
Common stock, $0.10 par value; 75,000,000 shares authorized; 2014 73,781,587 shares issued, 2013 72,737,500 shares issued; 2014 67,267,865 outstanding; 2013 66,500,740 outstanding	7,378	7,274
Paid-in capital	231,870	215,722
Retained earnings	336,355	326,167
Unearned Employee Stock Ownership Plan shares; 2014 387,924; 2013 533,400 shares	(3,879)	(5,334)
Treasury stock, at cost; 2014 6,513,722; 2013 6,236,760 shares	(74,768)	(71,983)
Accumulated other comprehensive loss	(2,280)	(4,139)
Total Stockholders' Equity	494,676	467,707
Total Liabilities and Stockholders' Equity	$ 3,510,009	$ 3,145,360